PP&E (Details) - ARS ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
PP&E
PP&E	$ 792,794	$ 878,856
Net carrying value
PP&E
PP&E	802,644	891,214
PP&ES | Gross value
PP&E
PP&E	1,617,908	1,584,970	$ 1,529,921
PP&ES | Impairment allowance
PP&E
PP&E	(771)	(3,155)	(2,388)
PP&ES | Net carrying value
PP&E
PP&E	802,644	891,214
Other | Gross value
PP&E
PP&E	10,063	8,639	6,016
Other | Net carrying value
PP&E
PP&E	4,708	4,469
Materials | Gross value
PP&E
PP&E	81,982	88,995	$ 79,066
Materials | Impairment allowance
PP&E
PP&E	(9,079)	(9,203)
Materials | Net carrying value
PP&E
PP&E	$ 81,982	$ 88,995